SCHEDULE OF NET DEFERRED TAX (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Net operating loss carryover	$ 26,444,000	$ 16,145,000
Less: valuation allowance	(26,444,000)	(16,145,000)
Net deferred tax asset